RESTRICTIONS ON CASH AND DUE FROM BANKS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Restricted Cash and Investments [Abstract]
Average reserve balances maintained	$ 0	$ 0
Reserve balances held at unrelated financial institutions	$ 100,000	$ 0